Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Summary of Stock Option Activity

Stock option activity for the years ended December 31, 2014 and 2013 is as follows:

	Number of Shares	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value

Outstanding at December 31, 2012	245,443	$3.02	$—
Granted in 2013	—	—	—
Exercised	—	—	—
Canceled	(245,443)	3.02	—

Outstanding at December 31, 2013	—	—	—
Granted in 2014	—	—	—
Exercised	—	—	—

Outstanding at December 31, 2014	—	$—	$—